Revenue Recognition (Details) - Schedule of Aggregate Amount of Revenue - USD ($)	Dec. 31, 2022	Jul. 20, 2021
Schedule of Aggregate Amount of Revenue [Abstract]
2023	$ 134,500
2024	49,578
Thereafter	1,037,419
Total	$ 1,221,497	$ 13,200,000